Leases - Schedule of Future Minimum Payments under the Current Existing Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments under the Current Existing Operating Leases [Abstract]
2026	$ 317,053
2027	160,969
Total lease payments	478,022
Imputed interest	(13,295)
Total	$ 464,727	$ 448,703